Condensed Statements Of Changes In Stockholders' Equity - USD ($)		Total	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Class A Shares [Member] Common Stock [Member]	Class B Shares [Member] Common Stock [Member]
Balance at Dec. 14, 2020		$ 0	$ 0	$ 0	$ 0	$ 0
Balance (in shares) at Dec. 14, 2020					0	0
Issuance of Class B common stock to Sponsor	[1],[2]	$ 25,000	24,137			$ 863
Issuance of Class B common stock to Sponsor (in shares)	[1],[2]					8,625,000
Sale of units in initial public offering, less fair value of public warrants (in shares)		34,500,000
Net loss		$ (1,400)		(1,400)
Balance at Dec. 31, 2020		23,600	24,137	(1,400)	$ 0	$ 863
Balance (in shares) at Dec. 31, 2020					0	8,625,000
Sale of units in initial public offering, less fair value of public warrants		332,787,000	332,783,550		$ 3,450
Sale of units in initial public offering, less fair value of public warrants (in shares)					34,500,000
Offering costs		(18,932,369)	(18,932,369)
Class A common stock subject to possible redemption		(294,328,910)	(294,325,967)		$ (2,943)
Class A common stock subject to possible redemption (in shares)					(29,409,254)
Net loss		(14,549,315)		(14,549,315)
Balance at Mar. 31, 2021		5,000,006	19,549,351	(14,550,715)	$ 507	$ 863
Balance (in shares) at Mar. 31, 2021					5,090,746	8,625,000
Balance at Dec. 31, 2020		23,600	24,137	(1,400)	$ 0	$ 863
Balance (in shares) at Dec. 31, 2020					0	8,625,000
Net loss		(14,785,688)
Balance at Jun. 30, 2021		5,000,003	19,785,719	(14,787,088)	$ 509	$ 863
Balance (in shares) at Jun. 30, 2021					5,090,746	8,625,000
Balance at Mar. 31, 2021		5,000,006	19,549,351	(14,550,715)	$ 507	$ 863
Balance (in shares) at Mar. 31, 2021					5,090,746	8,625,000
Class A common stock subject to possible redemption		236,370	236,368		$ 2
Class A common stock subject to possible redemption (in shares)					23,637
Net loss		(236,373)		(236,373)
Balance at Jun. 30, 2021		$ 5,000,003	$ 19,785,719	$ (14,787,088)	$ 509	$ 863
Balance (in shares) at Jun. 30, 2021					5,090,746	8,625,000

[1]	On March 4, 2021, the Company effected a 1:1.2 stock split of Class B common stock, resulting in an aggregate of 8,625,000 shares of Class B common stock outstanding. All shares and associated amounts have been retroactively restated to reflect the stock split (see Note 4).
[2]	This number includes up to 1,125,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 4).